Intangible Assets (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 148,128	$ 148,128
Clenera Llc [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 148,128	$ 148,128